Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,364,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,016.97
Total Offset Amount	0.00
Net Fee	1,016.97
Narrative - Max Aggregate Offering Price	$ 7,364,000
Final Prospectus	true